OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Pension benefit obligations	$ 53,024	$ 51,210
Other	19,591	19,051
Total other liabilities	$ 72,615	$ 70,261
Minimum number of years of service for retirement program	10 years
Age limit to eligible for retirement program (in years)	57 years
Minimum Age Limit to Eligible for Retirement Program	57 years
Mexico Plans
OTHER LIABILITIES
Minimum number of years of service for retirement program	15 years
Minimum Age Limit to Eligible for Retirement Program	60 years